COMMON STOCK (Details 3) - $ / shares	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Balance, at beginning	22,733,685	28,260,666	1,064,140
Granted	8,333,801
Exercised	(3,447,137)	(12,549,309)	(5,125,805)
Expired	(7,011,263)	(7,068,500)
Balance, at end	20,609,086	22,733,685	28,260,666
Share Based Compensation Arrangement By Share Based Payment Award Other Than Options Outstanding Weighted Average Exercise Price [Roll Forward]
Balance, at beginning	$ 0.74
Granted	0.86
Exercised	0.65
Expired	0.79
Balance, at end	$ 0.79	$ 0.74